Net result on derecognition of financial assets measured at amortised cost	12 Months Ended
Dec. 31, 2021
Net result on derecognition of financial assets measured at amortised cost [Abstract]
Net result on derecognition of financial assets measured at amortised cost
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Net result on derecognition of financial assets measured at amortised cost
Net result on derecognition of financial assets measured at amortised cost in EUR million 2021 2020 2019
Loans at amortised cost 1 4 13
Securities at amortised cost -1 185 24
Net result on derecognition of financial assets measured at amortised cost -0 189 38
In 2020, driven by exceptional market circumstances in the first quarter, ING realised a profit on the sale of debt securities at amortised cost of EUR 186

million.